NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 7 - NOTES PAYABLE

Notes payable consist of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017

Note to a company amended on August 27, 2017 and due on or before one month from the amended date and the maturity date shall be extended for one month periods as long as the Company is not in default, interest shall accrue at 10% per annum, secured by the Company’s intellectual property	$650,000	$650,000
Note to a company of $100,000 due January 31, 2018 including interest of $3,000 per month, unsecured, principal and interest due at maturity, principal and interest repaid on January 23, 2018	-	100,000
Note to an individual, non-interest bearing, unsecured and has no fixed terms of repayment	50,000	50,000
Note to an individual due October 22, 2018, interest payable at 6% per annum, unsecured, principal and accrued interest due at maturity. The Company issued 50,000 shares of its common stock on October 18, 2018 at a price per share of $2.88 as an equity kicker.	150,000	-
Note to a company due December 15, 2018, interest payable at 5% per annum, unsecured, principal and accrued interest due at maturity. If this note is still outstanding as of the date of any bona fide sale of the Company’s preferred stock or common stock in excess of $4,000,000 in gross proceeds, in one transaction or a serious of related transactions, which offering definitively sets a price per share of common stock and results in a listing of the Company’s common stock on a national securities exchange	100,000	-
	950,000	800,000

Unamortized discount	(64,000)	-
Current portion of loan payable	(886,000)	(800,000)
Loan payable, less current portion	$-	$-

Interest expense for the three and nine month periods ended September 30, 2018 was $17,225 and $49,458, respectively. Interest expense for the three and nine months ended September 30, 2017 was $8,842.

Notes payable consist of the following at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Note to a company amended on August 27, 2017 and due on or before one month from the amended date and the maturity date shall be extended for one month periods as long as the Company is not in default, interest shall accrue at 10% per annum, secured by the Company’s intellectual property	$650,000	$-
Note to a company of $100,000 due January 31, 2018 including interest of $3,000 per month, unsecured, principal and interest due at maturity, principal and interest repaid on January 23, 2018	100,000	-
Note to an individual, non-interest bearing, unsecured and has no fixed terms of repayment	50,000	50,000

	$800,000	$50,000

During the year ended December 31, 2017 and 2016, the Company incurred $10,000 and $0, respectively, amortization of discount. Interest expense for the year ended December 31, 2017 and 2016 was $30,226 and $0, respectively.